Schedule H, Line 4a, Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a, Schedule of Delinquent Participant Contributions

Schedule of Delinquent Participant Contributions
Schedule H, Line 4a
EIN: 55-0755205		Plan: 001
Year Ended December 31, 2025

					Total Fully
				Totals That	Corrected under
				Constitute	Voluntary
	Participant			Nonexempt	Fiduciary
	Contributions			Prohibited	Correction
	Transferred	Totals That Constitute		Transactions	Program (VFCP)
	Late to the Plan	Nonexempt Prohibited Transactions		Contributions	and Prohibited
	(Participant Loan	Contributions	Contributions	Pending	Transaction
Pay Period	Repayments	Not	Corrected	Correction	Exemption
Ending	Are Included)	Corrected	Outside VFCP	in VFCP	2002-51

February 14, 2025	$10,995	$10,995	$—	$—	$—
April 30, 2025	188	188	—	—	—
May 1, 2025	666	—	666	—	—
May 30, 2025	188	188	—	—	—
	$12,037	$11,371	$666	$—	$—

Lost earnings expected to be remitted in 2026. The late contributions were remitted within the Plan year.